Pension Benefits	6 Months Ended
Jun. 30, 2013
Pension Benefits [Abstract]
Pension Benefits

16. Pension Benefits

The Company has a noncontributory defined benefit pension plan covering certain employees who work at least 1,000 hours per year. Effective January 1, 2013, the Company amended the defined benefit pension plan to provide that employees hired on or after that date are not eligible to participate. Instead such employees are eligible to participate in a qualified 401(k) retirement plan. The participants shall have a vested interest in their accrued benefit after five full years of service. The benefits of the plan are based upon the employee's years of service and average annual earnings for the highest five consecutive calendar years during the final ten year period of employment. Plan assets are primarily debt securities (including US Treasury and Agency securities, corporate notes and bonds), listed common stocks (including shares of AmeriServ Financial, Inc. common stock which is limited to 10% of the plan's assets), mutual funds, and short-term cash equivalent instruments. The net periodic pension cost for the three and six months ended June 30, 2013 and 2012 were as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Components of net periodic benefit cost
Service cost	$453	$373	$906	$746
Interest cost	291	299	582	598
Expected return on plan assets	(440)	(406)	(880)	(812)
Amortization of prior year service cost	(5)	(5)	(10)	(10)
Amortization of transition asset	(2)	(4)	(4)	(8)
Recognized net actuarial loss	341	262	682	524
Net periodic pension cost	$638	$519	$1,276	$1,038

The higher pension expense in 2013 reflects the negative impact that the low interest rate environment is having on the discount rate used to calculate the plan liabilities. This increasing pension cost was a key factor causing the Company to implement a soft freeze of its defined benefit pension plan to provide that non-union employees hired on or after January 1, 2013 are not eligible to participate. Instead, such employees are eligible to participate in a qualified 401(k) plan.